Share-Based Compensation Expenses (Details)		12 Months Ended
	Jan. 03, 2017 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 shares	Dec. 31, 2018
Share-Based Compensation Expenses (Details) [Line Items]
Ordinary shares issued (in Shares)		187,933,720
Ordinary shares exercised (in Shares)		187,933,720
Contractual life term					The contractual life of the options is 6 years, 7 years and 8 years, respectively. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 5-year, 7-year and 10-year government bond, using interpolation method, at the date of grant.
Recognized compensation expenses		$ 5,774,266	¥ 18,766,367	¥ 62,073,367
2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase (in Shares)	187,933,720
Share Incentive Plan 2018 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase (in Shares)					119,674,780
December 31, 2017 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights	60.00%
December 31, 2018 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights	20.00%
December 31, 2019 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights	20.00%
December 31, 2020 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights					50.00%
December 31, 2021 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights					30.00%
December 31, 2022 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights					20.00%
December 31, 2022 [Member] | 2018 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Risk-free rate expected term						6 years